Financial risks management - Currency risk - Group's exposure (Details) - Currency risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (2,572.0)	$ (2,293.6)
US$ | Other receivables, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	58.0	96.3
US$ | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,078.4	905.2
US$ | Other current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	782.4	862.0
US$ | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	786.3	343.8
US$ | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,241.3	858.0
US$ | Loans and other liabilities, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(45.6)	(71.9)
US$ | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,542.1)	(3,179.3)
US$ | Short term borrowings and current maturities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(47.7)	(47.5)
US$ | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,307.9)	(1,630.5)
US$ | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(575.1)	(429.7)
NIS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(83.0)	(74.3)
NIS | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.2	2.2
NIS | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8.6	0.1
NIS | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10.1	8.0
NIS | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(36.2)	(41.9)
NIS | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6.9)	(6.3)
NIS | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(59.8)	(36.4)
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	65.9	161.7
Others | Other receivables, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3.0	1.6
Others | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.3	1.3
Others | Other current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	18.0	12.1
Others | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	74.2	188.8
Others | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	63.3	55.5
Others | Loans and other liabilities, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(1.7)
Others | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(22.3)	(22.9)
Others | Short term borrowings and current maturities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.1)	(0.7)
Others | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6.9)	(7.9)
Others | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (64.6)	$ (64.4)